UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands, shares in Millions	3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Revenues	$ 713,800	$ 691,600	$ 2,125,800	$ 2,106,300			$ 2,986,400	$ 3,083,800		$ 2,716,300
Expenses
Direct operating	457,100	433,600	1,440,900	1,306,000			1,886,700	2,207,900		1,922,100
Distribution and marketing	79,400	109,200	306,000	346,000			462,300	304,200		315,200
General and administration	82,400	86,000	259,400	261,600			349,200	387,000		342,700
Depreciation and amortization	4,400	3,000	13,200	11,100			15,600	17,900		18,100
Restructuring and other	40,900	52,500	75,800	61,500			132,900	27,200		6,300
Total expenses	664,200	684,300	2,095,300	1,986,200			2,846,700	2,944,200		2,604,400
Operating income (loss)	49,600	7,300	30,500	120,100			139,700	139,600		111,900
Interest expense	(58,500)	(55,500)	(180,100)	(157,100)			(222,500)	(162,600)		(115,000)
Interest and other income	3,100	1,700	11,400	6,900			19,200	6,400		28,000
Other gains (losses), net	10,100	(600)	(5,200)	(14,300)			(20,000)	(21,200)		(8,600)
Other expense, net	10,100	(600)	(5,200)	(14,300)
Gain on investments, net	0	4,400	0	2,700			3,500	44,000		1,300
Gain (loss) on extinguishment of debt	(300)	0	(1,800)	0			(1,300)	(1,300)		(3,400)
Equity interests income	7,600	4,200	8,500	5,700			8,700	500		(3,000)
Loss before income taxes	11,600	(38,500)	(136,700)	(36,000)			(72,700)	5,400	$ (7,323)	11,200	$ (10,272)
Income tax provision	(3,200)	(6,300)	(13,300)	(16,700)			(34,200)	(14,300)	(12,738)	(17,300)	(1,469)
Net loss	8,400	(44,800)	(150,000)	(52,700)			(106,900)	(8,900)		(6,100)
Less: Net loss (income) attributable to noncontrolling interests	(2,000)	3,700	(400)	6,200			13,400	8,600		17,200
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ 6,400	$ (41,100)	$ (150,400)	$ (46,500)			$ (93,500)	$ (300)		$ 11,100
Per share information attributable to Lions Gate Entertainment Corp. shareholders:
Basic net loss per common share (in usd per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)			$ (0.42)	$ 0		$ 0.04
Diluted net loss per common share (in usd per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)			$ (0.42)	$ 0		$ 0.04
Weighted average number of common shares outstanding:
Basic (in shares)	288.7	253.4	283.3	253.4			253.4	253.4		253.4
Diluted (in shares)	288.7	253.4	283.3	253.4			253.4	253.4		253.4
LIONS GATE ENTERTAINMENT CORP. [Member]
Revenues	$ 970,500	$ 975,100	$ 2,753,800	$ 2,899,100			$ 4,016,900	$ 3,854,800		$ 3,604,300
Expenses
Direct operating	567,300	510,800	1,639,700	1,549,100			2,189,200	2,312,500		2,064,200
Distribution and marketing	174,400	220,000	606,000	686,000			911,400	801,700		861,000
General and administration	105,900	121,000	334,900	368,100			490,500	531,100		475,400
Depreciation and amortization	43,800	49,900	135,400	138,900			192,200	180,300		177,900
Restructuring and other	43,300	116,900	71,900	371,000			508,500	411,900		16,800
Goodwill and intangible asset impairment	0	0	0	663,900			663,900	1,475,000		0
Total expenses	934,700	1,018,600	2,787,900	3,777,000			4,955,700	5,712,500		3,595,300
Operating income (loss)	35,800	(43,500)	(34,100)	(877,900)			(938,800)	(1,857,700)		9,000
Interest expense	(69,100)	(67,100)	(212,200)	(192,900)			(269,800)	(221,200)		(176,000)
Interest and other income	3,100	1,800	11,600	6,500			22,100	6,400		30,800
Other gains (losses), net	8,400	(2,500)	(10,600)	(19,600)
Other expense, net							(26,900)	(26,900)		(10,900)
Gain on investments, net	0	4,400	0	2,700			3,500	44,000		1,300
Gain (loss) on extinguishment of debt	(300)	0	(6,700)	21,200			19,900	57,400		(28,200)
Equity interests income	7,600	4,200	8,500	5,700			8,700	500		(3,000)
Loss before income taxes	(14,500)	(102,700)	(243,500)	(1,054,300)			(1,181,300)	(1,997,500)		(177,000)
Income tax provision	(4,000)	(4,700)	(16,000)	(12,500)			65,000	(21,300)		(28,400)
Net loss	(18,500)	(107,400)	(259,500)	(1,066,800)			(1,116,300)	(2,018,800)		(205,400)
Less: Net loss (income) attributable to noncontrolling interests	(3,400)	800	14,800	3,300			13,400	8,600		17,200
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ (21,900)	$ (106,600)	$ (244,700)	$ (1,063,500)			$ (1,102,900)	$ (2,010,200)		$ (188,200)
Per share information attributable to Lions Gate Entertainment Corp. shareholders:
Basic net loss per common share (in usd per share)	$ (0.09)	$ (0.45)	$ (1.03)	$ (4.56)			$ (4.77)	$ (8.82)		$ (0.84)
Diluted net loss per common share (in usd per share)	$ (0.09)	$ (0.45)	$ (1.03)	$ (4.56)			$ (4.77)	$ (8.82)		$ (0.84)
Weighted average number of common shares outstanding:
Basic (in shares)	240.2	235.1	238.4	233.1			233.6	227.9		224.1
Diluted (in shares)	240.2	235.1	238.4	233.1			233.6	227.9		224.1
Entertainment One Film and Television Business [Member]
Revenues					$ 419,325	$ 518,174			827,811		921,043
Expenses
Direct operating					320,545	394,479			634,506		734,352
Distribution and marketing					28,384	12,548			19,299		28,742
General and administration					87,555	98,221			151,176		135,755
Depreciation and amortization					18,476	19,584			26,013		26,291
Goodwill and intangible asset impairment					296,167,000	0
Total expenses					751,127	524,832			830,994		925,140
Operating income (loss)					(331,802)	(6,658)			(3,183)		(4,097)
Interest expense					29,389	7,261			14,005		8,444
Interest and other income					(5,481)	(1,951)			(3,204)		(3,571)
Other expense, net					2,759	311			(6,661)		1,302
Loss before income taxes					(358,469)	(12,279)			(7,323)		(10,272)
Income tax provision					(38,349)	11,237			12,738		1,469
Net loss					(320,120)	(23,516)			(20,061)		(11,741)
Less: Net loss (income) attributable to noncontrolling interests					0	576			576		3,355
Net loss attributable to Lions Gate Entertainment Corp. shareholders					$ (320,120)	$ (24,092)			$ (20,637)		$ (15,096)
Related Party
Revenues	$ 87,800	$ 133,700	$ 413,500	$ 422,100			$ 545,900	$ 775,500		$ 648,200
Expenses
General and administration	28,400		87,600
Nonrelated Party
Revenues	$ 626,000	$ 557,900	$ 1,712,300	$ 1,684,200			$ 2,440,500	$ 2,308,300		$ 2,068,100